SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues by Product Groups
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
E-commerce services:
New home	244,294	318,612	265,583
Other product groups	50	156,198	312,101

Total E-commerce service revenues	244,344	474,810	577,684

Marketing services:
New home	260,333	219,057	144,631
Secondary and rental properties	1,093	2,498	1,635
Home furnishing and improvement	33,058	28,307	19,171

Total marketing service revenues	294,484	249,862	165,437

Listing services:
Secondary and rental properties	124,172	83,972	94,507
Research	19,019	21,540	22,959
Other product groups	2,463	2,410	643

Total listing service revenues	145,654	107,922	118,109

Other value-added services
Research	15,165	21,373	25,559

Total other value-added services revenues	15,165	21,373	25,559

Financial services:
New home	2,927	20,156	22,724
Other product groups	308	9,426	6,878

Total financial service revenues	3,235	29,582	29,602